Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accrued Expenses

Accrued expenses at June 30, 2022 and December 31, 2021 consisted of the following:

	June 30,	December 31,
	2022	2021

Accrued payroll and related liabilities	$1,211,212	$1,263,539
Accrued legal	37,996	37,997
Accrued interest	23,527	17,494
Deferred revenue and customer deposits	44,544	24,471
Other accrued expenses	120,591	103,221
Accrued expenses	$1,437,870	$1,446,722

Accrued expenses at December 31, 2021 and 2020 consisted of the following:

	December 31,	December 31,
	2021	2020

Accrued payroll and related liabilities	$1,263,539	$1,173,889
Accrued legal	37,997	37,997
Accrued interest	17,494	681
Deferred revenue and customer deposits	24,471	19,530
Other accrued expenses	103,221	76,186
Accrued expenses	$1,446,722	$1,308,283